Cover	May 08, 2024
Cover [Abstract]
Entity Registrant Name	PEREGRINE INDUSTRIES, INC.
Entity Central Index Key	0001061164
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	May 08, 2024
Entity File Number	000-1061164
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	65-0611007
Entity Address Address Line 1	4525 W. Reno Ave.
Entity Address Address Line 2	Suite A2-A4
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89118
City Area Code	702
Local Phone Number	888-1798
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false